UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Free Bond Fund

Semiannual Report
11.30.09

A look at performance

For the period ended November 30, 2009

	Average annual returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)				SEC 30-day yield (%) as of 11-30-09

				Six
Class	1-year	5-year	10-year	months	1-year	5-year	10-year

A	8.54	2.86	4.16	0.51	8.54	15.14	50.27	3.93

B	7.85	2.69	4.01	–0.14	7.85	14.19	48.23	3.35

C	11.86	3.03	3.84	3.86	11.86	16.11	45.70	3.39

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.98%, Class B —1.73% and Class C — 1.73%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Tax-Free Bond Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in the John Hancock Tax-Free Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-99	$14,823	$14,823	$17,273

C2	11-30-99	14,570	14,570	17,273

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of November 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | Tax-Free Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2009 with the same investment held until November 30, 2009.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period on 11-30-09[1]

Class A	$1,000.00	$1,052.50	$5.15

Class B	1,000.00	1,048.60	8.99

Class C	1,000.00	1,048.60	8.99

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Tax-Free Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2009, with the same investment held until November 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period on 11-30-09[1]

Class A	$1,000.00	$1,020.10	$5.06

Class B	1,000.00	1,016.30	8.85

Class C	1,000.00	1,016.30	8.85

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.00%, 1.75% and 1.75% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Tax-Free Bond Fund	9

Portfolio summary

Top 10 Holdings[1]

Foothill Eastern Transportation Corridor Agency, 01-01-19, Zero			4.6%

Alabama Public School & College Authority, 12-01-24, 5.000%			3.3%

Madera County Certificates of Participation, 03-15-15, 6.500%			3.0%

Commonwealth of Puerto Rico, 07-01-11, 10.646%			2.2%

Foothill Eastern Transportation Corridor Agency, 01-01-16, 6.000%			2.1%

Commonwealth of Massachusetts, 12-01-24, 5.500%			2.0%

San Joaquin Hills Transportation Corridor Agency, 01-15-17, 5.650%			2.0%

Triborough Bridge & Tunnel Authority, 11-15-33, 5.000%			2.0%

San Bernardino County, 08-01-17, 5.500%			1.9%

Puerto Rico Aqueduct & Sewer Authority, 07-01-11, 10.861%			1.6%

Sector Composition[2,3]

General Obligation	6%	Health Care	8%

Revenue Bonds		Pollution	6%

Transportation	20%	Development	6%

Other Revenue	19%	Airport	5%

Utilities	15%	Miscellaneous	3%

Education	12%

Quality Composition[2]

AAA	22%	BB	5%

AA	36%	B	1%

A	19%	Miscellaneous	3%

BBB	14%

1 As a percentage of net assets on November 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on November 30, 2009.

3 Investments focused in one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

10	Tax-Free Bond Fund | Semiannual report

Fund’s investments

As of 11-30-09 (unaudited)

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 1.42%				$6,735,193

(Cost $6,948,200)

Diversified Financial Services 0.77%				3,661,363

Municipal Mortgage & Equity, LLC,
Bond (P)(S)	7.500%	06-30-49	$3,948,200	3,661,363

Thrifts & Mortgage Finance 0.65%				3,073,830

Charter MAC Equity Issuer Trust,
Series A–4-1 (S)	5.750	05-15-15	3,000,000	3,073,830

Municipal Bonds 96.81%				$461,313,919

(Cost $428,084,173)

Alabama 3.73%				17,761,170

Alabama Public School & College Authority,
Capital Improvement	5.000%	12-01-24	15,000,000	15,727,350

Birmingham Special Care Facilities
Financing Authority,Childrens Hospital	6.125	06-01-34	2,000,000	2,033,820

Arizona 3.02%				14,410,600

Arizona Health Facilities Authority,
Vanguard Health Systems, Inc. (H)	8.200	06-01-21	2,150,000	2,150

Maricopa County Pollution Control Corp.,
El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,115,510

Phoenix Civic Improvement Corp. District,
Civic Plaza, Series B (D)	Zero	07-01-28	1,000,000	899,960

Pima County Arizona Industrial
Development Authority,
Tucson Electric Power Company, San Juan,
Series A	4.950	10-01-20	1,000,000	1,009,970

Salt River Project Agricultural Improvement &
Power District Electric System,
Series A	5.000	01-01-33	7,000,000	7,268,450
Series A	5.000	01-01-39	4,000,000	4,114,560

California 19.32%				92,063,547

Foothill Eastern Transportation
Corridor Agency,
Capital Appreciation	Zero	01-15-25	5,000,000	1,748,150
Capital Appreciation, Series A	Zero	01-01-19	30,000,000	22,044,900
Prerefunded, Series A	6.000	01-01-16	10,000,000	10,049,400

M-S-R Energy Authority, Series B	7.000	11-01-34	2,500,000	2,745,200

Madera County Certificates of Participation
Valley Children’s Hospital (D)	6.500	03-15-15	13,185,000	14,274,213

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	11

		Maturity
	Rate	date	Par value	Value
California (continued)

Millbrae Residential Facility Revenue,
Magnolia of Millbrae Project, Series A	7.375%	09-01-27	$1,740,000	$1,661,248

San Bernardino County,
Certificates of Participation,
Medical Center Project	5.500	08-01-22	2,500,000	2,568,775
Medical Center Financing Project (D)	5.500	08-01-17	9,130,000	9,250,516

San Diego Redevelopment Agency,
City Heights, Series A	5.750	09-01-23	25,000	22,225

San Joaquin Hills Transportation
Corridor Agency,
Toll Road Revenue	Zero	01-01-14	5,000,000	4,648,850
Toll Road Revenue	Zero	01-01-17	4,900,000	3,973,410
Toll Road Revenue	Zero	01-01-20	2,000,000	1,392,780
Toll Road Revenue, Series A	5.650	01-15-17	10,000,000	9,547,900

Santa Ana Financing Authority,
Police Admin & Holding Facility, Series A (D)	6.250	07-01-19	2,000,000	2,261,340

State of California,
Various Purpose	6.000	11-01-39	2,500,000	2,535,850
Various Purpose	5.000	10-01-29	3,500,000	3,338,790

Colorado 3.72%				17,741,407

City of Colorado Springs, Colorado,
Utilities System,
Improvement Revenue Bonds, Series 2008C	5.250	11-15-36	5,000,000	4,950,050

Colorado Springs Utilities Revenue,
Series C	5.250	11-15-42	2,825,000	2,927,011

E-470 Public Highway Authority,
Capital Appreciation, Series B	Zero	09-01-34	7,000,000	1,146,250
Series B1 (D)	5.500	09-01-24	2,000,000	1,989,820

Northwest Parkway Public Highway Authority,
Prerefunded Series D	7.125	06-15-41	2,885,000	3,219,141

Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	6.250	11-15-28	3,500,000	3,509,135

Connecticut 0.66%				3,142,230

Connecticut State Health & Educational
Facility Authority,
Yale University, Series Z3	5.050	07-01-42	3,000,000	3,142,230

District of Columbia 3.59%				17,093,028

District of Columbia,
Tobacco Settlement Financing Corp.	6.500	05-15-33	5,000,000	4,702,800

Metropolitan Washington DC
Airports Authority,
Dulles Toll Road, Capital Appreciation, 2nd Sr
Lien, B (D)	Zero	10-01-33	6,565,000	1,476,075
Dulles Toll Road, Capital Appreciation, 2nd Sr
Lien, B (D)	Zero	10-01-35	6,470,000	1,283,519
Dulles Toll Road, Capital Appreciation, 2nd Sr
Lien, B (D)	Zero	10-01-36	7,250,000	1,343,932
Dulles Toll Road, Series A	5.250	10-01-44	2,000,000	2,023,600
Dulles Toll Road, Series C (D)	Zero	10-01-41	1,750,000	1,193,202
Series C	5.125	10-01-39	5,000,000	5,069,900

See notes to financial statements

12	Tax-Free Bond Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Florida 4.84%				$23,067,583

Bonnet Creek Resort Community
Development District,
Special Assessment	7.375%	05-01-34	$1,500,000	1,384,905
Special Assessment	7.250	05-01-18	1,000,000	925,800

Capital Projects Finance Authority,
Student Housing Revenue, Series A	7.850	08-15-31	3,500,000	3,784,270
Student Housing Revenue, Series G	9.125	10-01-11	800,000	810,600

Capital Trust Agency,
Seminole Tribe Convention, Series A	8.950	10-01-33	3,000,000	3,675,900

Crossings At Fleming Island Community
Development District,
Series C	7.100	05-01-30	1,000,000	952,440

Hernando County, Criminal Justice,
Complex Financing (D)	7.650	07-01-16	500,000	621,690

Miami-Dade County Aviation Revenue,
Series A	5.500	10-01-36	3,250,000	3,316,560

Orange County School Board,
Series A (D)	Zero	08-01-13	5,000,000	4,627,700

Orlando Utilities Commission,
Water & Electric Revenue, Series D	6.750	10-01-17	2,200,000	2,646,908

Stoneybrook West Community
Development District,
Series A	7.000	05-01-32	310,000	320,810

Georgia 4.96%				23,636,112

Atlanta Tax Allocation,
Eastside Project, Series B	5.600	01-01-30	1,000,000	872,490

Georgia Municipal Electric Authority,
Prerefunded, Series 2005 (D)	6.500	01-01-17	60,000	72,376
Prerefunded, Series Z (D)	5.500	01-01-20	150,000	166,069
Series C (D)	5.700	01-01-19	5,000,000	5,672,200
Series Y (D)	6.500	01-01-17	145,000	171,890
Series BB	5.700	01-01-19	1,000,000	1,111,000
Series EE (D)	7.250	01-01-24	2,000,000	2,542,500
Unrefunded, Series 2005 (D)	6.500	01-01-17	4,635,000	5,385,685
Unrefunded, Series Z (D)	5.500	01-01-20	5,690,000	6,550,612

Monroe County Development Authority,
Oglethorpe Power Corp., Series A	6.800	01-01-12	1,000,000	1,091,290

Illinois 5.27%				25,100,800

Chicago Board of Education,
Capital Appreciation, Series A (D)	Zero	12-01-18	5,440,000	3,654,810
General Obligation, Series A (D)	5.500	12-01-30	3,650,000	4,011,313

Chicago Tax Increment Revenue,
Pilsen Redevelopment, Series B	6.750	06-01-22	3,000,000	2,955,300

Illinois Development Finance Authority,
Pollution Control Revenue, Edison Project (D)	5.850	01-15-14	3,000,000	3,324,390

Illinois Finance Authority,
Rush-Copley Medical Center, Inc., Series A	7.250	11-01-38	1,500,000	1,658,505

Kane County Community Unit School District
No. 304, Series A (D)	Zero	01-01-17	4,705,000	3,653,903

Lake County Community Consolidated School
District No. 24, General Obligation (D)	Zero	01-01-22	2,440,000	1,311,988

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	13

		Maturity
	Rate	date	Par value	Value
Illinois (continued)

Round Lake Lakewood Grove Special Service
Area No. 1, Prerefunded	6.700%	03-01-33	$1,000,000	$1,169,290

Will County Community Unit School District
No. 365, General Obligation (D)	Zero	11-01-21	5,780,000	3,361,301

Indiana 0.67%				3,214,260

Indiana Finance Authority,
Duke Energy, Series B	6.000	08-01-39	3,000,000	3,214,260

Kentucky 2.10%				10,023,762

Kentucky Economic Development
Finance Authority,
Louisville Arena Project, Series A–1 (D)	6.000	12-01-33	1,000,000	1,084,420
Prerefunded, Norton Healthcare, Series C (D)	6.100	10-01-21	1,770,000	2,074,582
Unrefunded, Norton Healthcare, Series C (D)	6.100	10-01-21	3,230,000	3,377,933

Kentucky State Property &
Buildings Commission, Project No. 93 (D)	5.250	02-01-29	3,250,000	3,486,827

Louisiana 0.53%				2,537,575

Louisiana Local Government Environmental
Facilities, Westlake Chemical Corp. Project	6.750	11-01-32	2,500,000	2,537,575

Massachusetts 4.28%				20,392,216

Commonwealth of Massachusetts,
General Obligation, Series C (D)	5.500	12-01-24	8,000,000	9,677,440

Massachusetts Bay Transportation Authority,
Series A–2	Zero	07-01-26	13,595,000	6,180,151

Massachusetts Health & Educational
Facilities Authority,
Civic Investments, Series B	9.200	12-15-31	3,500,000	4,371,955
Unrefunded, Partners Healthcare, Series C	5.750	07-01-32	85,000	87,292

Massachusetts Water Pollution Abatement,
Unrefunded, Series A	6.375	02-01-15	75,000	75,378

Michigan 0.23%				1,120,830

Detroit Water Supply System Revenue,
Series B (D)	7.000	07-01-36	1,000,000	1,120,830

Missouri 0.64%				3,051,713

Fenton Tax Increment Revenue,
Gravois Bluffs Improvements	7.000	10-01-21	955,000	1,067,413

Missouri State Health & Educational
Facilities Authority,
Children’s Mercy Hospital	5.625	05-15-39	2,000,000	1,984,300

Nebraska 1.33%				6,339,998

Central Plains Energy Project Revenue,
Project No. 1, Series A	5.250	12-01-20	4,970,000	4,908,770

Omaha Public Power District, Series B	6.200	02-01-17	1,200,000	1,431,228

New Hampshire 0.27%				1,283,650

New Hampshire Health & Education
Facilities Authority, Exeter Project	6.000	10-01-24	1,250,000	1,283,650

See notes to financial statements

14	Tax-Free Bond Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
New Jersey 4.63%				$22,053,805

New Jersey Economic Development Authority,
Newark Marriott Hotel	7.000%	10-01-14	$1,000,000	982,380

New Jersey Health Care Facilities
Financing Authority,
Care Institute, Inc., Cherry Hill Project	8.000	07-01-27	1,120,000	915,600

New Jersey State Turnpike Authority,
Series E	5.250	01-01-40	2,500,000	2,572,675
Series I	5.000	01-01-35	3,750,000	3,752,775

Tobacco Settlement Financing Corp.,
Prerefunded	6.750	06-01-39	5,000,000	5,943,950
Prerefunded	6.250	06-01-43	4,000,000	4,686,800
Series 1A	4.500	06-01-23	3,575,000	3,199,625

New York 10.89%				51,893,709

New York City Industrial
Development Agency,
Terminal One Group Project (P)	5.500	01-01-24	1,500,000	1,509,930
World Trade Center Project, Series A	6.250	03-01-15	2,000,000	1,977,620

New York City Municipal Water
Finance Authority,
Series 2009-EE	5.250	06-15-40	3,000,000	3,123,540
Series F (V)	Zero	06-15-35	700,000	700,000
Unrefunded, Series B	6.000	06-15-33	375,000	388,909

New York City Transitional Finance Authority,
Series A	Zero	11-01-29	5,000,000	4,845,950
Series S-3	5.375	01-15-34	2,000,000	2,103,680
Series S-3	5.250	01-15-39	3,000,000	3,098,640
Series S-4	5.500	01-15-39	2,995,000	3,175,539

New York Liberty Development Corp.,
Goldman Sachs Group, Inc.	5.250	10-01-35	3,500,000	3,438,540

New York State Dormitory Authority,
Personal Income Tax, Series A	5.000	02-15-39	2,500,000	2,547,875
Prerefunded, Series B	7.500	05-15-11	90,000	92,753
State University Facilities, Series A	5.500	05-15-19	1,000,000	1,144,760
Unrefunded, Series B	7.500	05-15-11	145,000	158,359

New York State Housing Finance Agency,
Series A	8.000	05-01-11	700,000	746,235

Port Authority of New York & New Jersey,
144th Construction Project	5.000	10-01-29	3,500,000	3,671,045
KICA Partners	6.750	10-01-19	8,700,000	7,268,937

Triborough Bridge & Tunnel Authority,
General Purpose	5.000	11-15-33	9,025,000	9,294,577

Westchester Tobacco Asset
Securitization Corp., Capital Appreciation	6.950	07-15-39	2,000,000	2,606,820

Ohio 1.18%				5,624,587

Buckeye Ohio Tobacco Settlement
Financing Authority, Series A–2	5.125	06-01-24	5,380,000	4,557,237

Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Series C (P)	7.250	11-01-32	1,000,000	1,067,350

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	15

		Maturity
	Rate	date	Par value	Value
Oklahoma 0.35%				$1,679,980

Tulsa Municipal Airport Trust Trustees,
AMR Corp., Series A (P)	7.750%	06-01-35	$2,000,000	1,679,980

Oregon 1.38%				6,561,546

Clackamas County School District No. 12,
General Obligation, Series B (D)	Zero	06-15-28	5,630,000	5,484,239

Western Generation Agency, Wauna
Cogeneration Project, Series B	5.000	01-01-14	1,100,000	1,077,307

Pennsylvania 4.20%				19,991,932

Allegheny County Hospital
Development Authority,
West Penn Health Systems, Series A	5.000	11-15-28	3,500,000	2,610,650

Allegheny County Industrial
Development Authority,
US Steel Corp.	5.500	11-01-16	2,500,000	2,462,500

Allegheny County Redevelopment Authority,
Pittsburgh Mills Project	5.600	07-01-23	1,000,000	835,270

Carbon County Industrial
Development Authority,
Panther Creek Partners Project	6.700	05-01-12	4,960,000	4,977,112

Luzerne County Industrial
Development Authority,
Amern Water Company	5.500	12-01-39	1,000,000	1,001,600

Pennsylvania Turnpike Commission,
Capital Appreciation, Series C	Zero	12-01-38	4,000,000	788,560

Philadelphia Authority for Industrial Development,
Commerical Development	7.750	12-01-17	3,250,000	3,012,360

Philadelphia School District,
General Obligation, Series E	6.000	09-01-38	4,000,000	4,303,880

Puerto Rico 5.19%				24,740,828

Commonwealth of Puerto Rico, (D)(P)	10.646	07-01-11	9,600,000	10,687,680

Puerto Rico Aqueduct & Sewer Authority (D)(P)	10.861	07-01-11	6,500,000	7,630,220

Puerto Rico Aqueduct & Sewer Authority (D)	6.000	07-01-11	200,000	217,388

Puerto Rico Public Buildings Authority,
Series P	6.750	07-01-36	3,000,000	3,229,980

Puerto Rico Sales Tax Financing Authority,
Capital Appreciation, Series A	Zero	08-01-32	4,000,000	2,975,560

Rhode Island 0.20%				953,213

Town of Tiverton, Tax Increment Revenue,
Mount Hope Bay Village, Series A	6.875	05-01-22	960,000	953,213

South Carolina 2.58%				12,280,412

Richland County,
International Paper Company	6.100	04-01-23	3,325,000	3,315,657

South Carolina State Public
Service Authority,
Santee Cooper, Series A	5.500	01-01-38	6,000,000	6,397,080
Santee Cooper, Series E	5.000	01-01-40	2,500,000	2,567,675

See notes to financial statements

16	Tax-Free Bond Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
South Dakota 1.00%				$4,773,100

Educational Enhancement Funding Corp.,
Tobacco Settlement Pierre, Series B	6.500%	06-01-32	$5,000,000	4,773,100

Texas 3.44%				16,384,643

Bexar County Health Facilities
Development Corp.,
Army Retirement Residence Project	6.300	07-01-32	1,000,000	1,135,580

Brazos River Authority,
TXU Energy Company, Series A	7.700	04-01-33	1,500,000	871,170

Brazos River Authority, Pollution
Control Revenue,
TXU Energy Company, Series A	8.250	10-01-30	2,000,000	1,225,180

Houston Independent School District Public
Financing Corp.,
Cesar Chavez Project, Series A (D)	Zero	09-15-16	900,000	730,503

Lower Colorado River Authority,
Refunding Notes	5.625	05-15-39	4,000,000	4,133,480

Mission Economic Development Corp.,
Allied Waste, Inc., Series A	5.200	04-01-18	1,000,000	976,810

North Texas Tollway Authority,
Series A	6.000	01-01-25	3,000,000	3,199,440
Series K-2	6.000	01-01-38	4,000,000	4,112,480

Utah 0.19%				890,553

Salt Lake City,
IHC Hospital Inc., Series A	8.125	05-15-15	760,000	890,553

Washington 0.64%				3,049,000

State of Washington,
General Obligation, Series A	6.750	02-01-15	1,000,000	1,145,830

Washington Public Power Supply Systems,
Nuclear Project No. 1, Series B	7.125	07-01-16	1,500,000	1,903,170

West Virginia 0.67%				3,173,880

West Virginia State Hospial
Finance Authority,
Prerefunded, Charleston Medical Center	6.750	09-01-22	2,400,000	2,539,104
Unrefunded, Charleston Medical Center	6.750	09-01-22	600,000	634,776

Wisconsin 0.45%				2,142,540

State of Wisconsin,
General Obligation	5.750	05-01-33	2,000,000	2,142,540

Wyoming 0.66%				3,139,710

Campbell County, Solid Waste Facility,
Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,139,710

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	17

	Par value	Value

Short-Term Investments 1.28%		$6,118,000

(Cost $6,118,000)

Repurchase Agreement 1.28%		6,118,000

Repurchase Agreement with State Street Corp.
dated 11-30-09 at 0.05% to be repurchased
at $6,118,008 on 12-1-09, collateralized
by $6,245,000 U.S. Treasury Bills, 0.00%
due 5-13-10 (valued at $6,241,878,
including interest).	$6,118,000	6,118,000

Total investments (Cost $441,150,373)† 99.51%		$474,167,112

Other assets and liabilities, net 0.49%		$2,355,507

Total net assets 100.00%		$476,522,619

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	3.58%
Assured Guaranty Ltd.	2.08%
Financial Guaranty Insurance Company	2.61%
Financial Security Assurance, Inc.	2.10%
National Public Finance Guaranty Insurance Corp.	15.92%

(H) Non-income producing. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2009.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $438,894,763. Net unrealized appreciation aggregated $35,272,349, of which $43,232,790 related to appreciated investment securities and $7,960,441 related to depreciated investment securities.

See notes to financial statements

18	Tax-Free Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $435,032,373)	$468,049,112
Repurchase agreements, at value (Cost $6,118,000) (Note 2)	6,118,000
Total Investments, at value (Cost $441,150,373)	474,167,112
Cash	882
Receivable for fund shares sold	543,174
Interest receivable	7,065,091
Receivable from affiliates	3,265
Other receivables and prepaid assets	77,817

Total assets	481,857,341

Liabilities

Payable for investments purchased	4,681,450
Payable for fund shares repurchased	21,476
Distributions payable	489,808
Payable to affiliates
Accounting and legal services fees	1,204
Transfer agent fees	34,596
Distribution and service fees	26,059
Other liabilities and accrued expenses	80,129

Total liabilities	5,334,722

Net assets

Capital paid-in	$468,511,847
Undistributed net investment income	1,607,927
Accumulated net realized loss on investments	(26,613,894)
Net unrealized appreciation on investments	33,016,739

Net assets	$476,522,619

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($433,581,794 ÷ 44,230,401 shares)	$9.80
Class B ($10,134,973 ÷ 1,033,843 shares)[1]	$9.80
Class C ($32,805,852 ÷ 3,346,829 shares)[1]	$9.80

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.26

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	19

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 11-30-09 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$13,185,976

Expenses

Investment management fees (Note 4)	1,280,034
Distribution and service fees (Note 4)	730,532
Accounting and legal services fees (Note 4)	50,800
Transfer agent fees (Note 4)	246,482
Trustees’ fees (Note 5)	21,055
State registration fees	15,159
Printing and postage fees	30,681
Professional fees	49,151
Custodian fees	40,943
Registration and filing fees	8,279
Other	8,484

Total expenses	2,481,600
Less expense reductions (Note 4)	(17,532)

Net expenses	2,464,068

Net investment income	10,721,908

Realized and unrealized gain (loss)

Net realized gain on investments	1,082,310
Change in net unrealized appreciation (depreciation) of investments	11,551,293

Net realized and unrealized gain	12,633,603

Increase in net assets from operations	$23,355,511

See notes to financial statements

20	Tax-Free Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period
	ended	Period	Year
	11-30-09[1]	ended	ended
	(Unaudited)	5-31-09[2]	8-31-08

Increase (decrease) in net assets

From operations
Net investment income	$10,721,908	$15,918,216	$20,403,322
Net realized gain (loss)	1,082,310	(10,078,446)	(1,960,315)
Change in net unrealized
appreciation (depreciation)	11,551,293	(3,883,768)	(4,001,767)

Increase in net assets resulting
from operations	23,355,511	1,956,002	14,441,240

Distributions to shareholders
From net investment income
Class A	(9,857,508)	(14,433,986)	(19,028,985)
Class B	(209,771)	(352,283)	(534,537)
Class C	(580,292)	(612,034)	(336,964)

Total distributions	(10,647,571)	(15,398,303)	(19,900,486)

From Fund share transactions (Note 6)	13,868,602	20,314,234	(9,106,347)

Total increase (decrease)	26,576,542	6,871,933	(14,565,593)

Net assets

Beginning of period	449,946,077	443,074,144	457,639,737

End of period	$476,522,619	$449,946,077	$443,074,144

Undistributed net investment income	$1,607,927	$1,533,590	$1,227,578

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	21

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-09[1]	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]	8-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22	$9.96
Net investment income[4]	0.23	0.35	0.45	0.45	0.47	0.48	0.49
Net realized and unrealized gain
(loss) on investments	0.27	(0.30)	(0.13)	(0.29)	(0.18)	0.19	0.26
Total from investment operations	0.50	0.05	0.32	0.16	0.29	0.67	0.75
Less distributions
From net investment income	(0.23)	(0.34)	(0.45)	(0.45)	(0.46)	(0.48)	(0.49)
Net asset value, end of period	$9.80	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22
Total return (%)[5]	5.25[6,7]	0.66[6]	3.25[7]	1.55[7]	2.87	6.72	7.70[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$434	$411	$417	$434	$459	$487	$492
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.01[8]	1.02[8,9]	0.96	0.95	0.96	0.99	0.97
Interest and fees[10]	—	—	0.06	0.08	—	—	—
Expenses net of fee waivers	1.00[8]	1.02[8,9]	1.02	1.03	0.96	0.99	0.96
Expenses net of fee waivers
and credits	1.00[8]	1.02[8,9]	1.02	1.03	0.96	0.99	0.96
Net investment income	4.70[8]	5.05[8]	4.53	4.45	4.54	4.71	4.87
Portfolio turnover (%)	15	36	36	40	54	32	49

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

10 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

22	Tax-Free Bond Fund | Semiannual report

CLASS B SHARES Period ended	11-30-09[1]	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]	8-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22	$9.96
Net investment income[4]	0.19	0.29	0.38	0.38	0.39	0.41	0.42
Net realized and unrealized gain
(loss) on investments	0.27	(0.29)	(0.14)	(0.30)	(0.18)	0.18	0.26
Total from investment operations	0.46	—	0.24	0.08	0.21	0.59	0.68
Less distributions
From net investment income	(0.19)	(0.29)	(0.37)	(0.37)	(0.38)	(0.40)	(0.42)
Net asset value, end of period	$9.80	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22
Total return (%)[5]	4.86[6]	0.10[6]	2.47[7]	0.80[7]	2.10	5.93	6.89[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$11	$13	$16	$21	$32	$39
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.75[8]	1.77[8,9]	1.71	1.70	1.71	1.74	1.73
Interest and fees[10]	—	—	0.06	0.08	—	—	—
Expenses net of fee waivers	1.75[8]	1.77[8,9]	1.77	1.78	1.71	1.74	1.72
Expenses net of fee waivers
and credits	1.75[8]	1.77[8,9]	1.77	1.78	1.71	1.74	1.72
Net investment income	3.94[8]	4.29[8]	3.77	3.69	3.79	3.96	4.11
Portfolio turnover (%)	15	36	36	40	54	32	49

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

10 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	23

CLASS C SHARES Period ended	11-30-09[1]	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]	8-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22	$9.96
Net investment income[4]	0.19	0.29	0.38	0.37	0.39	0.41	0.42
Net realized and unrealized gain
(loss) on investments	0.27	(0.29)	(0.14)	(0.29)	(0.18)	0.18	0.26
Total from investment operations	0.46	—	0.24	0.08	0.21	0.59	0.68
Less distributions
From net investment income	(0.19)	(0.29)	(0.37)	(0.37)	(0.38)	(0.40)	(0.42)
Net asset value, end of period	$9.80	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22
Total return (%)[5]	4.86[6]	0.10[6]	2.47[7]	0.80[7]	2.10	5.93	6.89[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$33	$27	$13	$7	$7	$7	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.75[8]	1.77[8,9]	1.71	1.70	1.71	1.74	1.72
Interest and fees[10]	—	—	0.06	0.08	—	—	—
Expenses net of fee waivers	1.75[8]	1.77[8,9]	1.77	1.78	1.71	1.74	1.71
Expenses net of fee waivers
and credits	1.75[8]	1.77[8,9]	1.77	1.78	1.71	1.74	1.71
Net investment income	3.94[8]	4.31[8]	3.78	3.70	3.79	3.96	4.11
Portfolio turnover (%)	15	36	36	40	54	32	49

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

10 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

24	Tax-Free Bond Fund | Semiannual report

Notes to financial statements
(unaudited)

Note 1
Organization

John Hancock Tax-Free Bond Fund (the Fund) is a diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 25, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, where there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost.

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common

Semiannual report | Tax-Free Bond Fund	25

and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, total investments for the Fund are Level 2 under the hierarchy discussed above.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Discounts/ premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the six-months ended November 30, 2009, there were no borrowings under the line of credit by the Fund.

26	Tax-Free Bond Fund | Semiannual report

Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net as set value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a $20,118,770 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: May 31, 2011 — $7,431,104, May 31, 2012 — $6,837,618, May 31, 2015 —$257,214, May 31, 2016 — $209,653 and May 31, 2017 — $5,383,181.

As of November 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. During the nine-month period ended May 31, 2009, the tax character of distributions paid was as follows: ordinary income $2,249 and tax exempt income $15,396,054. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $180,250 and tax exempt income $19,720,236. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would

Semiannual report | Tax-Free Bond Fund	27

involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.50% of the next $500,000,000, (c) 0.45% of the next $2,000,000,000 and (d) 0.425% of the Fund’s average daily net asset value in excess of $3,000,000,000. Prior to October 1, 2009, the Fund paid this fee monthly, equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.50% of the next $500,000,000, and (c) 0.45% of the Fund’s average daily net asset value in excess of $1,000,000,000. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees. The investment management fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, Class A and B shares make daily payments and Class C shares make monthly payments to the Distributor at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority. Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the six-month period ended November 30, 2009, the Distributor received net up-front sales charges of $328,117 with regard to sales of Class A shares. Of this amount, $40,566 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $246,029 was paid as sales commissions to unrelated broker-dealers and $41,522 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the six-month period ended November 30, 2009, CDSCs received by the

28	Tax-Free Bond Fund | Semiannual report

Distributor amounted to $6,049 and $6,983 for Class B and Class C shares, respectively.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all classes based on each class’s average daily net assets.

• All classes of the Fund pay a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services has voluntarily agreed to waive certain transfer agent expenses. The amount of this waiver for the six-month period ended November 30, 2009 was $5,446.

Certain investor accounts that maintain small balances are charged an annual small accounts fee. Amounts related to these fees are credited to the Fund and netted against transfer agent expenses. For the six-month period ended November 30, 2009, these fees totaled $12,086.

Class level expenses for the six-month period ended November 30, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$528,207	$225,626
Class B	53,660	5,863
Class C	148,665	14,993
Total	$730,532	$246,482

Note 5
Trustees’ fees

The compensation of independent Trustees is borne by the Fund. The independent Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the six-month period ended November 30, 2009, the nine-month period ended May 31, 2009, and the year ended August 31, 2008, along with the corresponding dollar value.

	Period ended 11-30-09[1]		Period ended 5-31-09[2]		Year ended 8-31-08
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	2,892,504	$27,999,824	4,449,118	$41,649,296	2,871,529	$28,467,107
Distributions
reinvested	736,257	7,150,846	1,145,256	10,610,551	1,419,271	14,057,101
Repurchased	(2,531,212)	(24,425,251)	(4,879,213)	(44,933,709)	(5,517,877)	(54,881,160)
Net increase
(decrease)	1,097,549	$10,725,419	715,161	$7,326,138	(1,227,077)	($12,356,952)

Class B shares

Sold	128,865	$1,236,830	316,450	$2,954,933	169,785	$1,690,375
Distributions
reinvested	13,532	131,260	23,296	215,750	34,446	341,308
Repurchased	(307,845)	(2,946,437)	(448,484)	(4,147,111)	(500,005)	(4,984,103)

Net decrease	(165,448)	($1,578,347)	(108,738)	($976,428)	(295,774)	($2,952,420)

Semiannual report | Tax-Free Bond Fund	29

	Period ended 11-30-09[1]		Period ended 5-31-09[2]		Year ended 8-31-08
	Shares	Amount	Shares	Amount	Shares	Amount
Class C shares

Sold	887,338	$8,597,376	1,787,141	$16,684,166	733,348	$7,224,800
Distributions
reinvested	25,204	245,062	34,007	314,984	22,661	224,610
Repurchased	(426,971)	(4,120,908)	(332,690)	(3,034,626)	(126,097)	(1,246,385)
Net increase	485,571	$4,721,530	1,488,458	$13,964,524	629,912	$6,203,025

Net increase
(decrease)	1,417,672	$13,868,602	2,094,881	$20,314,234	(892,939)	($9,106,347)

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities during the six-month period ended November 30, 2009, aggregated $77,291,389 and $68,232,000, respectively. These amounts include purchases and sales of variable rate demand notes, which amounted to $3,600,000 and $2,100,000, respectively. Other short-term securities are excluded from these amounts.

30	Tax-Free Bond Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Tax-Free Bond Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of

Semiannual report | Tax-Free Bond Fund	31

investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board viewed favorably that for all periods under review the Fund’s performance was higher than the performance of its Category and Peer Group medians. The Board noted that for all periods under review the Fund’s performance was lower than the performance of its benchmark, the Barclays Capital Municipal Bond Index.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the median rates of the Category and Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Net Expense Ratio was higher than the Category median but not appreciably higher than the Peer Group median. The Board also noted that the Fund’s Gross Expense Ratio was equal to the Peer Group median and was inline with the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably

32	Tax-Free Bond Fund | Semiannual report

shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

August 30–September 1, 2009 Meeting

At a meeting held on August 30–September 1, 2009, the Board, including the Independent Trustees, considered and approved an amended Advisory Agreement Rate and Subadvisory Agreement Rate that included modified breakpoints. This consideration and approval followed a series of discussions with the Adviser and a review of an additional report prepared by the Adviser at the request of the Independent Trustees following the earlier Board meetings. The requested report compared the Fund’s breakpoints to its Peer Group at various hypothetical asset levels. The Independent Trustees noted that the report was prepared at their request to facilitate a more comprehensive review of the reasonableness of each fund’s breakpoints relative to its Peer Group and asset level. With the modified breakpoints, the Advisory Agreement Rates and Subadvisory Agreement Rates are the same as or lower than those under the previously approved Agreements at various asset levels. After review and consideration of the report, the Board, including a majority of the Independent Trustees, approved the amended Advisory Agreement Rate and Subadvisory Agreement Rate.

Semiannual report | Tax-Free Bond Fund	33

More information

Trustees
Patti McGill Peterson, Chairperson
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC

Subadviser
MFC Global Investment
Management (U.S.), LLC

Principal distributor
John Hancock Funds, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
John Hancock Signature Services, Inc.

Legal counsel
K&L Gates LLP

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

* Member of the Audit Committee
††  Member of the Audit Committee effective 9-1-09
† Non-Independent Trustee
‡ Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

34	Tax-Free Bond Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.	520SA 11/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/10

John Hancock
MUTUAL FUNDS

John Hancock
High Yield Municipal Bond Fund

Semiannual Report
11.30.09

A look at performance

For the period ended November 30, 2009

	Average annual returns (%)			Cumulative total returns (%)				SEC 30- day yield (%) as of 11-30-09
	with maximum sales charge (POP)			with maximum sales charge (POP)

				Six
Class	1-year	5-year	10-year	months	1-year	5-year	10-year

A	13.91	2.76	3.86	2.97	13.91	14.59	46.05	4.59

B	13.47	2.59	3.73	2.41	13.47	13.66	44.24	4.05

C	17.47	2.93	3.57	6.41	17.47	15.52	41.97	4.05

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.11%, Class B — 1.86% and Class C — 1.86%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	High Yield Municipal Bond Fund | Semiannual report

2

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-99	$14,424	$14,424	$17,273

C2	11-30-99	14,197	14,197	17,273

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of November 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | High Yield Municipal Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2009 with the same investment held until November 30, 2009.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09[1]

Class A	$1,000.00	$1,078.20	$5.37

Class B	1,000.00	1,074.10	9.26

Class C	1,000.00	1,074.10	9.26

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	High Yield Municipal Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2009, with the same investment held until November 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09[1]

Class A	$1,000.00	$1,019.90	$5.22

Class B	1,000.00	1,016.10	9.00

Class C	1,000.00	1,016.10	9.00

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.03%, 1.78% and 1.78% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | High Yield Municipal Bond Fund	9

Portfolio summary

Top 10 Holdings[1]

Atlanta Water & Waste Water Revenue, 11-01-19, 5.000%			4.3%

Foothill Eastern Transportation Corridor Agency, 01-01-18, Zero			2.6%

Golden State Tobacco Securitization Corp., 06-01-27, 4.500%			2.1%

North Texas Tollway Authority, 01-01-38, 5.750%			1.9%

Texas Municipal Gas Acquisition & Supply Corp., 12-15-26, 6.250%			1.5%

Tennessee Energy Acquisition Corp., 02-01-25, 5.000%			1.4%

New York Liberty Development Corp., 10-01-35, 5.250%			1.4%

Buckeye Ohio Tobacco Settlement Financing Authority, 06-01-24, 5.125%			1.4%

Pennsylvania Turnpike Commission, 12-01-38, Zero			1.3%

North Texas Tollway Authority, 01-01-39, 6.250%			1.3%

Sector Composition[2,3]

General Obligation Bonds	3%	Power	7%

Revenue Bonds		Airport	6%

Other Revenue	23%	Water & Sewer	5%

Development	15%	Education	5%

Pollution	12%	Utilities	1%

Health Care	11%	Tobacco	1%

Transportation	10%	Short-Term Investments & Other	1%

Quality Composition[2]

AAA	9%	BB	7%

AA	5%	B	4%

A	40%	CCC	1%

BBB	34%

1 As a percentage of net assets on November 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on November 30, 2009.

3 Investments focused in one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

10	High Yield Municipal Bond Fund | Semiannual report

Fund’s investments

As of 11-30-09 (unaudited)

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 0.43%				$1,034,300

(Cost $1,000,000)

Thrifts & Mortgage Finance 0.43%				1,034,300

Charter MAC Equity Centerline Equity Issuer
Trust (S)	6.000%	05-15-19	$1,000,000	1,034,300

Municipal Bonds 98.07%				$237,120,974

(Cost $225,711,249)

Alabama 2.40%				5,798,540

Birmingham Special Care Facilities
Financing Authority,
Childrens Hospital	6.125	06-01-34	2,000,000	2,033,820

Courtland Industrial Development Board,
International Paper Company Project,
Series A AMT	5.200	06-01-25	2,000,000	1,762,800

Selma Industrial Development Board,
International Paper Company Project,
Series A	6.250	11-01-33	2,000,000	2,001,920

Arizona 3.27%				7,896,000

Maricopa County Industrial
Development Authority,
Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,101,400

Maricopa County Pollution Control Corp.,
Arizona Public Service Company, Series A	6.000	05-01-29	1,500,000	1,563,570
El Paso Electric Company Project, Series B	7.250	04-01-40	2,000,000	2,231,020
Palo Verde Public Service, Series A	6.250	01-01-38	1,000,000	1,000,010

California 10.76%				26,013,015

California Pollution Control
Financing Authority,
Browning-Ferris Industries, Inc. AMT	6.750	09-01-19	1,000,000	1,002,230

California State Public Works Board,
California State University, Series D	6.250	04-01-34	1,000,000	1,023,310

California Statewide Communities
Development Authority,
Thomas Jefferson School, Series A	7.250	10-01-38	1,000,000	1,006,000

Foothill Eastern Transportation
Corridor Agency,
Capital Appreciation	Zero	01-15-36	4,000,000	629,440
Capital Appreciation, Series A	Zero	01-01-18	7,950,000	6,169,676

Golden State Tobacco Securitization Corp.,
Series A–1	4.500	06-01-27	5,935,000	5,099,588

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	11

		Maturity
	Rate	date	Par value	Value
California (continued)

M-S-R Energy Authority,
Series A	6.500%	11-01-39	$1,500,000	$1,550,385
Series B	7.000	11-01-34	1,500,000	1,647,120

Millbrae Residential Facility Revenue,
Magnolia of Millbrae Project, Series A	7.375	09-01-27	995,000	949,966

San Bernardino County,
Medical Center Financing Project (D)	5.500	08-01-17	2,500,000	2,533,000

Southern California Public Power Authority,
Natural Gas Project No: 1, Series A	5.250	11-01-26	1,500,000	1,480,080

State of California,
General Obligation	6.000	11-01-39	1,000,000	1,014,340
General Obligation	5.000	10-01-29	2,000,000	1,907,880

Colorado 2.71%				6,557,555

Colorado Health Facilities Authority,
Christian Living Community Project, Series A	9.000	01-01-34	750,000	806,168
Christian Living Community Project, Series A	5.750	01-01-26	1,000,000	862,230

E-470 Public Highway Authority, Series B	Zero	09-01-35	15,700,000	2,382,632

Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	6.250	11-15-28	2,500,000	2,506,525

District of Columbia 1.08%				2,615,936

Metropolitan Washington DC
Airports Authority,
Dulles Toll Road, Series B	Zero	10-01-39	4,600,000	570,446
Dulles Toll Road, Series C (D)	Zero	10-01-41	3,000,000	2,045,490

Florida 10.37%				25,065,402

Bonnet Creek Resort Community
Development District,
Special Assessment	7.375	05-01-34	1,055,000	974,050
Special Assessment	7.250	05-01-18	1,445,000	1,337,781

Capital Projects Finance Authority,
Student Housing Revenue, Series A	7.850	08-15-31	2,000,000	2,162,440
Student Housing Revenue, Series G	9.125	10-01-11	875,000	886,594

Capital Region Community
Development District,
Series A	7.000	05-01-39	1,250,000	1,169,125

Capital Trust Agency,
Seminole Tribe Convention, Series A (S)	8.950	10-01-33	1,000,000	1,225,300

Crossings at Fleming Island Community
Development District, Series C	7.100	05-01-30	1,000,000	952,440

Heritage Harbour North Community
Development District,
Special Assessment	6.375	05-01-38	1,245,000	939,676

Live Oak Community Development District
No: 1, Series A	6.300	05-01-34	1,000,000	1,008,740

Miami Beach Health Facilities Authority,
Mt. Sinai Medical Center, Series A	6.125	11-15-11	390,000	390,094

Miami-Dade County Aviation Revenue,
Miami International Airport,
Series A	5.500	10-01-36	2,000,000	2,040,960
Series A AMT (D)	5.000	10-01-38	2,000,000	1,779,580

See notes to financial statements

12	High Yield Municipal Bond Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Florida (continued)

Orlando Urban Community
Development District,
Special Assessment	6.250%	05-01-34	$1,000,000	$805,270
Special Assessment	6.000	05-01-20	640,000	549,798

Pensacola Airport Revenue	6.000	10-01-28	2,000,000	2,088,980

Poinciana Community Development District,
Series A	7.125	05-01-31	1,200,000	1,200,072

Seminole Indian Tribe of Florida,
Series A (S)	5.250	10-01-27	1,000,000	895,270

South Kendall Community
Development District,
Series A	5.900	05-01-35	945,000	833,424

Tolomato Community
Development District,
Special Assessment	6.650	05-01-40	1,000,000	781,080
Special Assessment	6.450	05-01-23	1,000,000	834,150

Village Community Development District,
No: 5, Series A	6.500	05-01-33	1,415,000	1,451,932
No: 8, Special Assessment	6.375	05-01-38	900,000	758,646

Georgia 7.04%				17,016,543

Atlanta Tax Allocation,
Eastside Project, Series B	5.600	01-01-30	1,500,000	1,308,735

Atlanta Water & Waste Water Revenue (D)	5.000	11-01-19	10,000,000	10,482,300

Atlanta Water & Waste Water Revenue,
Series A	6.000	11-01-28	1,000,000	1,058,160

Gainesville & Hall County
Development Authority,
Acts Retirement, Series A–2	6.625	11-15-39	1,100,000	1,148,433

Marietta Development Authority,
Life University, Inc. Project	7.000	06-15-30	1,500,000	1,395,360

Municipal Electric Authority of Georgia,
Series D	5.500	01-01-26	1,500,000	1,623,555

Guam 0.85%				2,050,300

Guam Government,
General Obligation, Series A	7.000	11-15-39	2,000,000	2,050,300

Hawaii 0.44%				1,055,760

Hawaii State Department of Budget & Finance,
Series A	9.000	11-15-44	1,000,000	1,055,760

Illinois 2.13%				5,153,620

Chicago Tax Increment Revenue,
Pilsen Redevelopment, Series B	6.750	06-01-22	2,000,000	1,970,200

Illinois Development Finance Authority,
Pollution Control Revenue, Series C1	5.950	08-15-26	1,000,000	972,080

Illinois Finance Authority,
Rush-Copley Medical Center, Inc., Series A	7.250	11-01-38	2,000,000	2,211,340

Indiana 1.87%				4,517,937

Indiana Finance Authority,
Duke Energy, Series B	6.000	08-01-39	1,000,000	1,071,420
Duke Energy, Series C	4.950	10-01-40	3,000,000	2,860,410

St. Joseph County, Holy Cross Village
Notre Dame Project,
Series A	6.000	05-15-26	230,000	201,020
Series A	6.000	05-15-38	475,000	385,087

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	13

		Maturity
	Rate	date	Par value	Value
Iowa 0.50%				$1,209,473

Altoona Urban Renewal Tax
Increment Revenue,
Annual Appropriation	6.000%	06-01-34	$1,000,000	1,002,640

Iowa Finance Authority,
Care Initiatives Project	9.250	07-01-25	180,000	206,833

Kentucky 0.44%				1,052,660

Owen County Kentucky Waterworks
System Revenue,
American Water Company Project, Series A	6.250	06-01-39	1,000,000	1,052,660

Louisiana 1.74%				4,207,010

Louisiana Local Government
Environmental Facilities,
Westlake Chemical Corp. Project	6.750	11-01-32	2,000,000	2,030,060

St. John Baptist Parish Revenue,
Marathon Oil Corp., Series A	5.125	06-01-37	2,500,000	2,176,950

Maryland 1.99%				4,802,570

Baltimore County,
East Baltimore Resh Project, Series A	7.000	09-01-38	1,000,000	947,940

Maryland Economic Development Corp.,
Potomac Electric Power Company	6.200	09-01-22	2,000,000	2,269,420

Prince Georges County,
National Harbor Project	5.200	07-01-34	1,000,000	826,390
Victoria Falls Project	5.250	07-01-35	1,000,000	758,820

Massachusetts 3.31%				8,015,950

Massachusetts Development
Finance Agency,
Dominion Energy Brayton Point AMT	5.000	02-01-36	1,000,000	871,100
Ogden Haverhill Project, Series B AMT	5.500	12-01-19	1,700,000	1,560,090

Massachusetts Health & Educational
Facilities Authority,
Caregroup, Series E-1	5.125	07-01-33	1,000,000	910,200
Civic Investments, Series B	9.200	12-15-31	2,500,000	3,122,825

Massachusetts State College
Building Authority, Series A	5.500	05-01-49	1,500,000	1,551,735

Michigan 0.89%				2,156,310

Michigan Strategic Fund Ltd.,
Detroit Education	5.625	07-01-20	1,000,000	1,094,760
Dow Chemical, Series A–1 AMT	6.750	12-01-28	1,000,000	1,061,550

Minnesota 0.39%				946,540

North Oak Senior Housing Revenue,
Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	946,540

Mississippi 0.41%				989,030

Mississippi Business Finance Corp.,
System Energy Resources, Inc.	5.875	04-01-22	1,000,000	989,030

Missouri 0.78%				1,880,228

Missouri Joint Municipal Electric
Utility Commission,
Iatan 2 Project, Series A	6.000	01-01-39	1,000,000	1,041,860

St. Louis Airport Revenue	6.625	07-01-34	800,000	838,368

See notes to financial statements

14	High Yield Municipal Bond Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Nevada 1.48%				$3,576,830

Clark County Nevada Industrial
Development Revenue,
Nevada Power Company, Series A AMT	5.600%	10-01-30	$3,000,000	2,725,620

Sparks Tourism Improvement District No: 1,
Series A (S)	6.750	06-15-28	1,000,000	851,210

New Hampshire 1.04%				2,512,685

New Hampshire Business
Finance Authority,
Public Service Company, Series B AMT (D)	4.750	05-01-21	1,500,000	1,435,005
United Illuminating Company, Series A AMT	6.875	12-01-29	1,000,000	1,077,680

New Jersey 3.95%				9,546,596

New Jersey Economic
Development Authority,
Continental Airlines, Inc. AMT	6.625	09-15-12	2,460,000	2,400,296
Continental Airlines, Inc. AMT	6.250	09-15-29	1,000,000	827,420

New Jersey Health Care Facilities
Financing Authority,
Care Institute, Inc., Cherry Hill Project	8.000	07-01-27	1,250,000	1,021,875
St. Peters University Hospital, Series A	6.875	07-01-30	1,000,000	1,002,900

New Jersey State Educational
Facilities Authority,
University of Medicine and Dentistry	7.500	12-01-32	1,000,000	1,122,080

Tobacco Settlement Financing Corp.,
Prerefunded	6.250	06-01-43	1,000,000	1,171,700
Series 1A	4.500	06-01-23	2,235,000	2,000,325

New York 5.37%				12,989,142

Long Island Power Authority,
Series A	5.750	04-01-39	2,500,000	2,668,700
Series C (D)	5.250	09-01-29	1,475,000	1,612,559

New York City Industrial
Development Agency,
American Airlines-JFK Airport AMT	7.500	08-01-16	2,000,000	1,923,880
World Trade Center Project, Series A	6.250	03-01-15	1,500,000	1,483,215

New York City Municipal Water
Finance Authority,
Series F (V)	0.210	06-15-35	400,000	400,000

New York Liberty Development Corp.,
Goldman Sachs Group, Inc.	5.250	10-01-35	3,500,000	3,438,540

New York State Dormitory Authority,
Long Island Jewish Medical Center	5.500	05-01-37	1,000,000	998,540

Port Authority of New York & New Jersey,
KICA Partners AMT	6.750	10-01-19	555,000	463,708

North Carolina 0.91%				2,211,420

North Carolina Eastern Municipal
Power Agency,
Series A	5.500	01-01-26	1,000,000	1,053,270
Series C	6.750	01-01-24	1,000,000	1,158,150

Ohio 3.20%				7,737,041

Buckeye Ohio Tobacco Settlement
Financing Authority,
Series A–2	5.125	06-01-24	3,905,000	3,307,808

Cleveland Ohio Airport Revenue,
Continental Airlines, Inc. Project AMT	5.375	09-15-27	1,510,000	1,114,108

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	15

		Maturity
	Rate	date	Par value	Value
Ohio (continued)

Hickory Chase Community Authority,
Hickory Chase Project	7.000%	12-01-38	$1,000,000	$651,940

Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Series A	5.750	06-01-33	1,500,000	1,595,835
FirstEnergy Solutions Corp., Series C AMT	7.250	11-01-32	1,000,000	1,067,350

Oklahoma 1.57%				3,802,732

Oklahoma Municipal Power Authority,
Series A	6.000	01-01-38	1,685,000	1,821,451

Tulsa Municipal Airport Trust Trustees,
American Airlines Project	6.250	06-01-20	1,375,000	1,141,291
AMR Corp., Series A AMT	7.750	06-01-35	1,000,000	839,990

Oregon 0.64%				1,555,289

Western Generation Agency, Wauna
Cogeneration Project,
Series B AMT	5.000	01-01-14	1,105,000	1,082,204
Series B AMT	5.000	01-01-16	500,000	473,085

Pennsylvania 4.47%				10,800,465

Allegheny County Hospital
Development Authority,
West Penn Health Systems, Series A	5.000	11-15-28	1,000,000	745,900

Allegheny County Industrial
Development Authority,
US Steel Corp.	6.875	05-01-30	1,000,000	1,012,530
US Steel Corp.	5.500	11-01-16	1,000,000	985,000

Cumberland County Municipal Authority,
Diakon Lutheran	6.375	01-01-39	1,500,000	1,469,775

Pennsylvania Economic Development
Financing Authority,
Allegheny Energy Supply Company	7.000	07-15-39	2,500,000	2,668,300

Pennsylvania Turnpike Commission,
Capital Appreciation, Series C	Zero	12-01-38	4,000,000	788,560
Capital Appreciation, Series E	Zero	12-01-38	5,000,000	3,130,400

Puerto Rico 4.43%				10,720,858

Commonwealth of Puerto Rico,
Series B	6.500	07-01-37	2,000,000	2,088,260

Puerto Rico Aqueduct & Sewer Authority,
Series A	6.000	07-01-38	1,000,000	1,004,590
Series A	Zero	07-01-24	1,500,000	1,455,720

Puerto Rico Electric Power Authority,
Series TT	5.000	07-01-32	1,250,000	1,155,988

Puerto Rico Sales Tax Financing Authority,
Capital Appreciation, Series A	Zero	08-01-32	3,000,000	2,231,670
Series A	5.750	08-01-37	2,000,000	2,023,480

Puerto Rico Sales Tax Financing Corp.,
Capital Appreciation, Series A (D)	Zero	08-01-41	5,000,000	761,150

Rhode Island 0.22%				533,966

Tobacco Settlement Financing Corp.,
Series A	6.000	06-01-23	200,000	201,334

Town of Tiverton, Tax Increment Revenue,
Mount Hope Bay Village, Series A	6.875	05-01-22	335,000	332,632

See notes to financial statements

16	High Yield Municipal Bond Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
South Carolina 0.46%				$1,117,026

Lancaster County,
Edenmoor Improvements District, Series A	5.750%	12-01-37	$985,000	392,040

Tobacco Settlement Revenue
Management Authority	5.000	06-01-18	725,000	724,986

Tennessee 1.91%				4,618,138

Johnson City Health & Educational Facilities,
Mountain States Health Alliance, Series A	7.500	07-01-33	1,000,000	1,135,400

Tennessee Energy Acquisition Corp.,
Series C	5.000	02-01-25	3,720,000	3,482,738

Texas 12.20%				29,489,182

Bexar County Health Facilities
Development Corp.,
Army Retirement Residence Project	6.300	07-01-32	150,000	170,337

Brazos Harbor Industrial Development Corp.,
Dow Chemical Project AMT	5.900	05-01-38	1,500,000	1,452,495

Brazos River Authority,
TXU Energy Company, Series A AMT	7.700	04-01-33	3,500,000	2,032,730

Guadalupe-Blanco River Authority,
E.I. Dupont De Nemours Project AMT	6.400	04-01-26	1,000,000	1,000,590

Gulf Coast Industrial Development Authority,
CITGO Petroleum Corp. AMT	8.000	04-01-28	2,100,000	2,115,288

Gulf Coast Waste Disposal Authority,
International Paper Company, Series A AMT	6.100	08-01-24	1,500,000	1,486,950

Harris County Health Facilities
Development Corp.,
Memorial Hermann Healthcare, Series B	7.250	12-01-35	1,000,000	1,112,440

Matagorda County Navigation District,
Central Power & Light Project, Series A	6.300	11-01-29	1,000,000	1,071,370

Metro Health Facilities Development Corp.,
Wilson N. Jones Memorial Hospital	7.250	01-01-31	1,000,000	939,510

Mission Economic Development Corp.,
Allied Waste, Inc., Series A AMT	5.200	04-01-18	1,500,000	1,465,215
Waste Management, Inc. AMT	6.000	08-01-20	975,000	1,031,667

North Texas Tollway Authority,
Series A	6.250	01-01-39	3,000,000	3,135,030
Series C	5.250	01-01-44	1,500,000	1,422,615
Series F	5.750	01-01-38	4,500,000	4,519,935
Series K-2	6.000	01-01-38	1,000,000	1,028,120

Tarrant County Cultural Education Facilities
Finance Corp.,
Air Force Retirement Facility	6.375	11-15-44	2,000,000	1,950,220

Texas Municipal Gas Acquisition &
Supply Corp.,
Series D	6.250	12-15-26	3,500,000	3,554,670

Virgin Islands 0.43%				1,046,760

Virgin Islands Public Finance Authority,
Series A	6.750	10-01-37	1,000,000	1,046,760

Virginia 0.94%				2,267,760

Washington County Industrial
Development Authority,
Blue Ridge Medical Corp., Series C	7.750	07-01-38	2,000,000	2,267,760

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	17

		Maturity
	Rate	date	Par value	Value

Washington 0.43%				$1,040,220

Washington Health Care Facilities Authority,
Swedish Health Services, Series A	6.500%	11-15-33	$1,000,000	1,040,220

Wisconsin 0.31%				760,545

Wisconsin Health & Educational
Facilities Authority,
St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	760,545

Wyoming 0.74%				1,793,940

Sweetwater County,
FMC Corp. AMT	5.600	12-01-35	2,000,000	1,793,940

			Par value	Value

Short-Term Investments 0.95%				$2,301,000

(Cost $2,301,000)

Repurchase Agreement 0.95%

Repurchase Agreement with State Street Corp. dated 11-30-09
at 0.05% to be repurchased at $2,301,003 on 12-1-09,
collateralized by $2,350,000 U.S. Treasury Bill, 0.00%
due 5-13-10 (valued at $2,348,825 including interest)			$2,301,000	2,301,000

Total investments (Cost $229,012,249)† 99.45%				$240,456,274

Other assets and liabilities, net 0.55%				$1,328,626

Total net assets 100.00%				$241,784,900

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

Assured Guaranty Ltd.	0.85%
CIFG Holding Ltd.	1.41%
Financial Security Assurance, Inc.	4.36%
National Public Finance Guarantee Insurance Company	1.97%

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2009.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $227,935,550. Net unrealized appreciation aggregated $12,520,724, of which $17,711,029 related to appreciated investment securities and $5,190,305 related to depreciated investment securities.

See notes to financial statements

18	High Yield Municipal Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $229,012,249)	$240,456,274
Cash	461
Receivable for fund shares sold	637,984
Interest receivable	3,612,441
Other receivables and prepaid assets	44,466

Total assets	244,751,626

Liabilities

Payable for investments purchased	2,465,995
Payable for fund shares repurchased	84,332
Distributions payable	337,608
Payable to affiliates
Accounting and legal services fees	2,539
Transfer agent fees	1,519
Distribution and service fees	40,099
Trustees’ fees	1,278
Other liabilities and accrued expenses	33,356

Total liabilities	2,966,726

Net assets

Capital paid-in	$247,030,911
Undistributed net investment income	209,734
Accumulated net realized loss on investments	(16,899,770)
Net unrealized appreciation on investments	11,444,025

Net assets	$241,784,900

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($182,508,245 ÷ 23,362,043 shares)	$7.81
Class B ($8,886,389 ÷ 1,137,572 shares)[1]	$7.81
Class C ($50,390,266 ÷ 6,450,743 shares)[1]	$7.81

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$8.18

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	19

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 11-30-09 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$6,720,890

Expenses

Investment management fees (Note 4)	604,866
Distribution and service fees (Note 4)	461,690
Accounting and legal services fees (Note 4)	16,448
Transfer agent fees (Note 4)	98,402
Trustees’ fees (Note 5)	8,504
State registration fees	19,747
Printing and postage fees	19,679
Professional fees	34,258
Custodian fees	24,703
Registration and filing fees	12,909
Other	3,793

Total expenses	1,304,999
Less expense reductions (Note 4)	(13,308)

Net expenses	1,291,691

Net investment income	5,429,199

Realized and unrealized gain (loss)

Net realized loss on investments	(764,045)
Change in net unrealized appreciation (depreciation) of investments	10,964,678

Net realized and unrealized gain	10,200,633

Increase in net assets from operations	$15,629,832

See notes to financial statements

20	High Yield Municipal Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period	Year
	ended	ended	ended
	11-30-09[1]	5-31-09[2]	8-31-08

Increase (decrease) in net assets

From operations
Net investment income	$5,429,199	$5,711,727	$4,765,634
Net realized loss	(764,045)	(5,100,008)	(2,343,261)
Change in net unrealized
appreciation (depreciation)	10,964,678	(1,063,863)	(1,963,817)
Increase (decrease) in net assets resulting
from operations	15,629,832	(452,144)	458,556
Distributions to shareholders
From net investment income
Class A	(4,083,427)	(4,087,284)	(3,699,573)
Class B	(189,001)	(261,655)	(387,707)
Class C	(931,329)	(824,023)	(626,760)
Total distributions	(5,203,757)	(5,172,962)	(4,714,040)
From Fund share transactions (Note 6)	49,453,486	62,887,615	38,375,589
Total increase	59,879,561	57,262,509	34,120,105

Net assets

Beginning of period	181,905,339	124,642,830	90,522,725
End of period	$241,784,900	$181,905,339	$124,642,830
Undistributed (distributions in excess of)
net investment income	$209,734	($15,708)	($4,074)

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	21

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-09[1]	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]	8-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27	$8.14
Net investment income[4]	0.20	0.32	0.41	0.41	0.42	0.43	0.47
Net realized and unrealized gain
(loss) on investments	0.38	(0.58)	(0.34)	(0.35)	0.05	0.35	0.12
Total from investment operations	0.58	(0.26)	0.07	0.06	0.47	0.78	0.59
Less distributions
From net investment income	(0.20)	(0.30)	(0.41)	(0.41)	(0.41)	(0.43)	(0.46)
Net asset value, end of period	$7.81	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27
Total return (%)[5]	7.82[6]	(3.04)[6]	0.81[7]	0.60[7]	5.61[7]	9.64	7.41[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$183	$139	$94	$71	$72	$72	$69
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.04[8]	1.15[8,9]	1.09	1.13	1.09	1.14	1.10
Interest and fees[10]	—	—	0.16	0.20	—	—	—
Expenses net of fee waivers	1.03[8]	1.15[8,9]	1.25	1.33	1.09	1.14	1.09
Expenses net of fee waivers
and credits	1.03[8]	1.15[8,9]	1.25	1.33	1.09	1.14	1.09
Net investment income	5.28[8]	6.07[8]	4.85	4.77	4.71	5.09	5.67
Portfolio turnover (%)	7	49	75	63	52	65	57

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 Includes the impact of proxy fees, which amounted to 0.04% of average net assets.

10 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

22	High Yield Municipal Bond Fund | Semiannual report

CLASS B SHARES Period ended	11-30-09[1]	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]	8-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27	$8.14
Net investment income[4]	0.18	0.28	0.35	0.35	0.36	0.37	0.41
Net realized and unrealized gain
(loss) on investments	0.37	(0.58)	(0.34)	(0.36)	0.04	0.35	0.12
Total from investment operations	0.55	(0.30)	0.01	(0.01)	0.40	0.72	0.53
Less distributions
From net investment income	(0.17)	(0.26)	(0.35)	(0.34)	(0.34)	(0.37)	(0.40)
Net asset value, end of period	$7.81	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27
Total return (%)[5]	7.41[6]	(3.59)[6]	0.06[7]	(0.15)[7]	4.83[7]	8.84	6.62[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$8	$8	$11	$16	$24	$31
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.79[8]	1.90[8,9]	1.84	1.88	1.84	1.87	1.84
Interest and fees[10]	—	—	0.16	0.20	—	—	—
Expenses net of fee waivers	1.78[8]	1.90[8,9]	2.00	2.08	1.84	1.87	1.83
Expenses net of fee waivers
and credits	1.78[8]	1.90[8,9]	2.00	2.08	1.84	1.87	1.83
Net investment income	4.54[8]	5.34[8]	4.09	4.05	4.11	4.35	4.93
Portfolio turnover (%)	7	49	75	63	52	65	57

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 Includes the impact of proxy fees, which amounted to 0.04% of average net assets.

10 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	23

CLASS C SHARES Period ended	11-30-09[1]	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]	8-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27	$8.14
Net investment income[4]	0.18	0.28	0.34	0.34	0.35	0.36	0.40
Net realized and unrealized gain
(loss) on investments	0.37	(0.58)	(0.33)	(0.35)	0.05	0.36	0.13
Total from investment operations	0.55	(0.30)	0.01	(0.01)	0.40	0.72	0.53
Less distributions
From net investment income	(0.17)	(0.26)	(0.35)	(0.34)	(0.34)	(0.37)	(0.40)
Net asset value, end of period	$7.81	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27
Total return (%)[5]	7.41[6]	(3.59)[6]	0.06[7]	(0.15)[7]	4.83[7]	8.82	6.61[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$50	$35	$23	$9	$9	$8	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.79[8]	1.90[8,9]	1.84	1.88	1.84	1.89	1.84
Interest and fees[10]	—	—	0.16	0.20	—	—	—
Expenses net of fee waivers	1.78[8]	1.90[8,9]	2.00	2.08	1.84	1.89	1.83
Expenses net of fee waivers
and credits	1.78[8]	1.90[8,9]	2.00	2.08	1.84	1.89	1.83
Net investment income	4.51[8]	5.29[8]	4.11	4.02	4.09	4.33	4.88
Portfolio turnover (%)	7	49	75	63	52	65	57

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 Includes the impact of proxy fees, which amounted to 0.04% of average net assets.

10 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

24	High Yield Municipal Bond Fund | Semiannual report

Notes to financial statements
(unaudited)

Note 1
Organization

John Hancock High Yield Municipal Bond Fund (the Fund) is a non-diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 25, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, where there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost.

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Semiannual report | High Yield Municipal Bond Fund	25

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, total investments for the Fund are Level 2 under the hierarchy discussed above.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the six-months

26	High Yield Municipal Bond Fund | Semiannual report

ended November 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a $13,356,451 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: May 31, 2010 — $1,227,272, May 31, 2011 — $2,540,698, May 31, 2012 — $2,816,241, May 31, 2013 — $1,681,342, May 31, 2014 — $119,574, May 31, 2015 —  $1,176,656, May 31, 2016 — $502,278 and May 31, 2017 — $3,292,390.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. During the nine-month period ended May 31, 2009, the tax character of distributions paid was as follows: ordinary income $40,454 and tax exempt income $5,132,508. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $85,708 and tax exempt income $4,648,369. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

Semiannual report | High Yield Municipal Bond Fund	27

Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000, (c) 0.50% of the next $1,850,000,000, (d) 0.48% of the next $2,000,000,000 and (e) 0.45% of the Fund’s average daily net asset value in excess of $4,000,000,000. Prior to October 1, 2009, the Fund paid this fee monthly, equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000, and (c) 0.50% of the Fund’s average daily net asset value in excess of $150,000,000. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees. The investment management fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.57% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, Class A shares and Class B shares make daily payments and Class C shares make monthly payments to the Distributor at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority. Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the six-month period ended November 30, 2009, the Distributor received net up-front sales charges of $458,528 with regard to sales of Class A shares. Of this amount, $56,906 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $397,131 was paid as sales commissions to unrelated broker-dealers and $4,491 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the

28	High Yield Municipal Bond Fund | Semiannual report

sale of Class B and Class C shares. During the six-month period ended November 30, 2009, CDSCs received by the Distributor amounted to $11,461 and $8,094 for Class B and Class C shares, respectively.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all Classes based on each class’s average daily net assets.

• All classes of the Fund pay a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services has voluntarily agreed to waive certain transfer agent expenses. The amount of this waiver for the six-month period ended November 30, 2009 was $12,066.

Certain investor accounts that maintain small balances are charged an annual small accounts fee. Amounts related to these fees are credited to the Fund and netted against transfer agent expenses. For the six-month period ended November 30, 2009, these fees totaled $1,242.

Class level expenses for the six-month period ended November 30, 2009 were as follows:

	Distribution	Transfer
Share class	and service fees	agent fees

Class A	$201,558	$74,424
Class B	43,610	4,132
Class C	216,522	19,846
Total	$461,690	$98,402

Note 5
Trustees’ fees

The compensation of independent Trustees is borne by the Fund. The independent Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | High Yield Municipal Bond Fund	29

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the six-month period ended November 30, 2009, the nine-month period ended May 31, 2009 and the year ended August 31, 2008, along with the corresponding dollar value.

	Period ended 11-30-09[1]		Period ended 5-31-09[2]		Year ended 8-31-08
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	7,459,062	$57,088,171	10,137,109	$71,928,971	4,915,022	$39,839,099
Distributions
reinvested	337,934	2,596,239	380,106	2,686,707	250,989	2,041,557

Repurchased	(3,097,665)	(23,675,133)	(3,589,611)	(25,647,418)	(1,894,507)	(15,471,342)

Net increase	4,699,331	$36,009,277	6,927,604	$48,968,260	3,271,504	$26,409,314

Class B shares

Sold	196,201	$1,491,493	317,921	$2,263,883	211,312	$1,716,618
Distributions
reinvested	12,090	92,651	17,646	124,577	21,935	179,122
Repurchased	(171,378)	(1,313,898)	(283,524)	(2,014,533)	(458,316)	(3,769,732)

Net increase
(decrease)	36,913	$270,246	52,043	$373,927	(225,069)	($1,873,992)

Class C shares

Sold	2,198,588	$16,753,712	2,814,002	$19,992,868	2,153,756	$17,641,134
Distributions
reinvested	65,268	501,840	68,219	481,885	41,481	336,595

Repurchased	(533,126)	(4,081,589)	(982,496)	(6,929,325)	(502,921)	(4,137,462)

Net increase	1,730,730	$13,173,963	1,899,725	$13,545,428	1,692,316	$13,840,267

Net increase	6,466,974	$49,453,486	8,879,372	$62,887,615	4,738,751	$38,375,589

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 For the nine month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities during the six-month period ended November 30, 2009, aggregated $69,622,880 and $23,328,525, respectively. These amounts include purchases and sales of variable rate demand notes, which amounted to $6,140,000 and $7,640,000, respectively. Other short-term securities are excluded from these amounts.

30	High Yield Municipal Bond Fund | Semiannual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock High Yield Municipal Bond Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark

Semiannual report | High Yield Municipal Bond Fund	31

index. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board viewed favorably that the Fund’s performance for all the periods under review was higher than the performance of the Category and Peer Group medians. The Board noted that the Fund’s performance for all the periods under review was lower than the performance of its benchmark index, the Barclays Capital Municipal Bond Index, as was the performance of the Category and Peer Group medians.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the median rates of the Category and Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio and Net Expense Ratio were higher than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To

32	High Yield Municipal Bond Fund | Semiannual report

ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

August 30–September 1, 2009 Meeting

At a meeting held on August 30–September 1, 2009, the Board, including the Independent Trustees, considered and approved an amended Advisory Agreement Rate and Subadvisory Agreement Rate that included modified breakpoints. This consideration and approval followed a series of discussions with the Adviser and a review of an additional report prepared by the Adviser at the request of the Independent Trustees following the earlier Board meetings. The requested report compared the Fund’s breakpoints to its Peer Group at various hypothetical asset levels. The Independent Trustees noted that the report was prepared at their request to facilitate a more comprehensive review of the reasonableness of each fund’s breakpoints relative to its Peer Group and asset level. With the modified breakpoints, the Advisory Agreement Rates and Subadvisory Agreement Rates are the same as or lower than those under the previously approved Agreements at various asset levels. After review and consideration of the report, the Board, including a majority of the Independent Trustees, approved the amended Advisory Agreement Rate and Subadvisory Agreement Rate.

Semiannual report | High Yield Municipal Bond Fund	33

More information

Trustees
Patti McGill Peterson, Chairperson
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC

Subadviser
MFC Global Investment
Management (U.S.), LLC

Principal distributor
John Hancock Funds, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
John Hancock Signature Services, Inc.

Legal counsel
K&L Gates LLP

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

* Member of the Audit Committee
†† Member of the Audit Committee effective 9-1-09
† Non-Independent Trustee
‡ Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

34	High Yield Municipal Bond Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.	590SA 11/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	January 25, 2010

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	January 25, 2010